Restructuring - Restructuring Provisions (Details) - Restructuring Provisions € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Provisions
Balance at beginning of period	€ 24
Addition	1,125
Utilization	(938)
Release	(4)
Currency impact	1
Balance at end of the period	208
Provisions	€ 746
Restructuring provisions as % of provisions	28.00%